FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale		$ 183,710
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	$ 6,780	6,780
Marketable securities held for sale		184,960
Foreign exchange forward and cylinders - net asset position		1,394
Foreign exchange forward and cylinders - net liability position	(4,302)
Total assets and liabilities	2,478	193,134
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	0	0
Marketable securities held for sale		0
Foreign exchange forward and cylinders - net asset position		0
Foreign exchange forward and cylinders - net liability position	0
Total assets and liabilities	0	0
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	0	0
Marketable securities held for sale		184,960
Foreign exchange forward and cylinders - net asset position		1,394
Foreign exchange forward and cylinders - net liability position	(4,302)
Total assets and liabilities	(4,302)	186,354
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	6,780	6,780
Marketable securities held for sale		0
Foreign exchange forward and cylinders - net asset position		0
Foreign exchange forward and cylinders - net liability position	0
Total assets and liabilities	$ 6,780	$ 6,780